LEASES - Supplementary Balance Sheet Information (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Other long-term assets (Note 13)	$ 54	$ 47
Accounts payable and other current liabilities (Note 14)	14	11
Other long-term liabilities (Note 15)	$ 40	$ 36
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other assets (Note 13)	Other assets (Note 13)
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accounts payable and other current liabilities (Note 14)	Accounts payable and other current liabilities (Note 14)
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other long-term liabilities (Note 15)	Other long-term liabilities (Note 15)